Basis of Presentation and Summary of Significant Accounting Policies (Net Earnings (Loss) per Common Share) (Details) - shares shares in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average shares for basic EPS	391	401	405	410	424	442	451	459	401	444	484
Dilutive effect of shares issuable under stock-based compensation plans									6	4	5
Weighted average shares for diluted EPS	395	406	410	416	429	446	455	464	407	448	489